Shareholder Report, Holdings (Details)	Jun. 30, 2024
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
RPAR Risk Parity ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
RPAR Risk Parity ETF | SPDR Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
RPAR Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
RPAR Risk Parity ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
RPAR Risk Parity ETF | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
RPAR Risk Parity ETF | Deere and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
RPAR Risk Parity ETF | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
RPAR Risk Parity ETF | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
RPAR Risk Parity ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
RPAR Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
RPAR Risk Parity ETF | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
RPAR Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
RPAR Risk Parity ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
RPAR Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
RPAR Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
RPAR Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
RPAR Risk Parity ETF | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
RPAR Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
RPAR Risk Parity ETF | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
UPAR Ultra Risk Parity ETF | SPDR Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
UPAR Ultra Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
UPAR Ultra Risk Parity ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
UPAR Ultra Risk Parity ETF | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
UPAR Ultra Risk Parity ETF | Deere and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
UPAR Ultra Risk Parity ETF | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
UPAR Ultra Risk Parity ETF | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
UPAR Ultra Risk Parity ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
UPAR Ultra Risk Parity ETF | Vanguard Extended Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
UPAR Ultra Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
UPAR Ultra Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
UPAR Ultra Risk Parity ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
UPAR Ultra Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
UPAR Ultra Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
UPAR Ultra Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
UPAR Ultra Risk Parity ETF | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
UPAR Ultra Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
UPAR Ultra Risk Parity ETF | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%